Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.84512%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	0.38114%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,020,623.29

Principal:
Principal Collections	$15,068,636.24
Prepayments in Full	$8,932,620.07
Liquidation Proceeds	$187,244.77
Recoveries	$73,865.73
Sub Total	$24,262,366.81
Collections	$25,282,990.10

Purchase Amounts:
Purchase Amounts Related to Principal	$170,241.68
Purchase Amounts Related to Interest	$1,154.29
Sub Total	$171,395.97

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,454,386.07

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	28
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,454,386.07
Servicing Fee	$389,526.36	$389,526.36	$0.00	$0.00	$25,064,859.71
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,064,859.71
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$25,064,859.71
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$25,064,859.71
Interest - Class A-3 Notes	$321,116.67	$321,116.67	$0.00	$0.00	$24,743,743.04
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$24,533,067.46
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,533,067.46
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$24,462,990.46
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,462,990.46
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$24,413,640.46
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,413,640.46
Regular Principal Payment	$22,262,739.66	$22,262,739.66	$0.00	$0.00	$2,150,900.80
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,150,900.80
Residual Released to Depositor	$0.00	$2,150,900.80	$0.00	$0.00	$0.00
Total		$25,454,386.07

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,262,739.66
Total					$22,262,739.66

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,262,739.66	$51.48	$321,116.67	$0.74	$22,583,856.33	$52.22
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$22,262,739.66	$16.92	$651,219.25	$0.49	$22,913,958.91	$17.41

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$206,064,171.53	0.4764820	$183,801,431.87	0.4250039
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$402,854,171.53	0.3061458	$380,591,431.87	0.2892274

Pool Information
Weighted Average APR	2.692%	2.680%
Weighted Average Remaining Term	35.14	34.29
Number of Receivables Outstanding	26,188	25,532
Pool Balance	$467,431,633.26	$442,907,358.01
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$432,893,849.10	$410,263,245.31
Pool Factor	0.3280684	0.3108560

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$32,644,112.70
Targeted Overcollateralization Amount	$62,315,926.14
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$62,315,926.14

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	28
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		36	$165,532.49
(Recoveries)		37	$73,865.73
Net Loss for Current Collection Period			$91,666.76
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2353%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0825%
Second Prior Collection Period			0.1899%
Prior Collection Period			0.1779%
Current Collection Period			0.2417%
Four Month Average (Current and Prior Three Collection Periods)			0.1730%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,195	$6,254,765.34
(Cumulative Recoveries)			$1,572,492.64
Cumulative Net Loss for All Collection Periods			$4,682,272.70
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3286%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,849.55
Average Net Loss for Receivables that have experienced a Realized Loss			$2,133.15

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.98%	201	$4,354,541.75
61-90 Days Delinquent	0.14%	29	$628,546.52
91-120 Days Delinquent	0.01%	2	$58,162.56
Over 120 Days Delinquent	0.07%	12	$327,247.66
Total Delinquent Receivables	1.21%	244	$5,368,498.49

Repossession Inventory:
Repossessed in the Current Collection Period		10	$290,649.38
Total Repossessed Inventory		15	$402,398.28

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1377%
Prior Collection Period			0.1642%
Current Collection Period			0.1684%
Three Month Average			0.1568%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2289%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	28

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	50	$1,178,231.63
2 Months Extended	64	$1,481,261.49
3+ Months Extended	6	$122,809.79

Total Receivables Extended	120	$2,782,302.91

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer